EQUITY - Disclosure of composition of share capital (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Number of shares issued	13,389,551	7,569,526
Number of shares outstanding	13,389,551	7,569,526